INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 215		$ 418,062	$ (20,091)	$ (8,666)	$ (229,099)	$ 160,421
Balance, shares at Dec. 31, 2019	80,662,805
Cumulative effect of adoption of ASU Topic 326						(700)	(700)
Exercise of options and vesting of RSUs		[1]	554				554
Exercise of options and vesting of RSUs, shares	476,761
Share-based compensation			867				867
Other comprehensive loss, net					(1,456)		(1,456)
Net loss						(12,357)	(12,357)
Balance at Jun. 30, 2020	$ 215		419,483	(20,091)	(10,122)	(242,156)	147,329
Balance, shares at Jun. 30, 2020	81,139,566
Balance at Dec. 31, 2020	$ 218		420,958	(20,091)	(8,068)	(246,891)	$ 146,126
Balance, shares at Dec. 31, 2020	81,703,366						81,703,366
Exercise of options and vesting of RSUs	$ 5		3,953				$ 3,958
Exercise of options and vesting of RSUs, shares	1,777,246
Share-based compensation			637				637
Other comprehensive loss, net					(1,529)		(1,529)
Net loss						(2,882)	(2,882)
Balance at Jun. 30, 2021	$ 223		$ 425,548	$ (20,091)	$ (9,597)	$ (249,773)	$ 146,310
Balance, shares at Jun. 30, 2021	83,480,612						83,480,612

[1]	Represent an amount lower than $1.